IN-LICENSED TECHNOLOGY	9 Months Ended
Sep. 30, 2022
IN-LICENSED TECHNOLOGY
IN-LICENSED TECHNOLOGY

NOTE 10 – IN-LICENSED TECHNOLOGY

Polytherapeutics:

On March 24, 2018, Quoin Inc. entered into a securities purchase agreement (the “Acquisition Agreement”), in which it agreed to acquire all of the equity interests in Polytherapeutics, Inc. (the “Seller” or “Polytherapeutics”) for $40,833 and future royalties provided Quoin Inc. commercializes products using the technology developed by the Seller. The terms of any royalty payments to the Seller are 4.0% of the net revenue of royalty products, as defined in the Acquisition Agreement during the ten (10) year period commencing from the date of first sale of a royalty product. If a generic product is introduced by a third party to the market, during the royalty period, the royalty fees shall be reduced from 4% to 2%. If, during the royalty period, two or more generic products are introduced, the royalty fees shall be reduced from 2% to 0%.

Quoin Inc. also entered into a research and consulting agreement which committed Quoin Inc. to pay the Seller for additional research and development consulting services (See Notes 13 and 15).

Skinvisible:

On October 17, 2019, Quoin Inc. entered into an exclusive license agreement with Skinvisible Inc. (“Skinvisible”), pursuant to which Skinvisible granted a license to use certain patented technology for the development of products for commercial sale in the orphan rare skin disease field, and for the use of a proprietary polymer deliver system technology. This technology is currently being used in the development of QRX003. In exchange for the license, Quoin Inc. agreed to pay Skinvisible $1,000,000, as well as development and sales milestone payments and a single digit royalty on all net sales, as defined.

The development milestones originally required payments upon achieving development milestones for the first Rare Skin Disease drug product developed using the licensed technology and the first two Ketamine products, as defined. On January 27, 2021, Quoin Inc. and Skinvisible entered into an amendment which modified the clinical milestone payment requirements such that $750,000 would be payable to Skinvisible upon achievement of specified clinical milestones, and $21.75 million upon regulatory approval in the U.S. and EU respectively.

The license fee was originally due in two equal installments of $500,000 payable no later than December 31, 2019 and June 30, 2020, which were not paid. The agreement was subsequently amended several times to extend the payment due dates. On June 21, 2021, the parties entered into the most recent amendment which modified the payment terms and eliminated the $750,000 clinical milestone payments, reduced the milestone payment upon regulatory approval of the product containing the Skinvisible technology in either the U.S. or E.U., whichever happens first to a total of $5,000,000.